RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RESTRICTED CASH
Restricted cash current	¥ 20,758	$ 2,844	¥ 32,280